Warrants (Details Narrative)			3 Months Ended	12 Months Ended
	Feb. 15, 2023 USD ($) $ / shares	Feb. 14, 2023 $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Nov. 19, 2021 USD ($)	Nov. 16, 2021 $ / shares shares	Jul. 26, 2021 $ / shares	Feb. 01, 2021 $ / shares shares
Exercise price		$ 45.00			$ 0.63			$ 6.80
Ordinary shares exercisable | shares							1,413,075
Offering price per warrant							$ 3.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%	0.00%	0.00%
Additional Paid in Capital | $			$ 77,365,818	$ 76,039,604	$ 72,101,783
Measurement Input, Share Price [Member]
Warrants and Rights Outstanding, Measurement Input			3.80
Measurement Input, Exercise Price [Member]
Warrants and Rights Outstanding, Measurement Input			8.75
Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input			0.0377
Warrant [Member]
Exercise price	$ 4.0704
Additional Paid in Capital | $						$ 11,435
Fair Value Adjustment of Warrants | $	$ 1,218,205
Increase (Decrease) in Fair Value of Hedged Item in Price Risk Fair Value Hedge | $	$ 1,206,771
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Warrants and Rights Outstanding, Term		2 years 10 months 24 days
Warrant [Member] | Measurement Input, Share Price [Member]
Warrants and Rights Outstanding, Measurement Input		5.10
Warrant [Member] | Measurement Input, Exercise Price [Member]
Warrants and Rights Outstanding, Measurement Input		0.60
Warrant [Member] | Measurement Input Dividend Yield [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input		4.04
Warrant [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input		52.57
Warrant [Member] | Maximum [Member]
Exercise price		$ 0.60
MTS [Member]
Exercise price				$ 2.642
Ordinary shares exercisable | shares				58,334
Warrant Advisory Services [Member]
Purchase of warrants | shares									636,867
Exercise price									$ 0.01
Ordinary shares exercisable | shares				850,330
Warrant's grant date fair value | $				$ 2,001,677
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Warrants MTS [Member]
Exercise price				$ 0
Ordinary shares exercisable | shares				25,000
Prefunded Warrants [Member]
Purchase of warrants | shares							1,253,592
Exercise price							$ 0.01
Offering price per warrant							$ 3.74
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Regular Warrants [Member]
Purchase of warrants | shares							2,666,667
Exercise price							$ 4.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%